As filed with the Securities and Exchange Commission on December 2, 2002
                                             Securities Act File No. 333-101393
                                      Investment Company Act File No. 811-07634
===============================================================================


                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                          --------------------------

                                   FORM N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                          --------------------------


                   [X]   PRE-EFFECTIVE AMENDMENT NO. 1
                   [ ]   POST-EFFECTIVE AMENDMENT NO.
                       (CHECK APPROPRIATE BOX OR BOXES)
                          --------------------------


                        CORPORATE HIGH YIELD FUND, INC.
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN ITS CHARTER)
                          --------------------------

                                (609) 282-2800
                       (AREA CODE AND TELEPHONE NUMBER)
                          --------------------------

                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
                   (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
                    NUMBER, STREET, CITY, STATE, ZIP CODE)
                          --------------------------

                                TERRY K. GLENN
                        CORPORATE HIGH YIELD FUND, INC.
                            800 SCUDDERS MILL ROAD
                         PLAINSBORO, NEW JERSEY 08536
       MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)
                          --------------------------

                                  Copies To:
    FRANK P. BRUNO, ESQ.                              PHILIP L. KIRSTEIN, ESQ.
SIDLEY AUSTIN BROWN & WOOD LLP                      FUND ASSET MANAGEMENT, L.P.
    787 SEVENTH AVENUE                                    P.O. BOX 9011
  NEW YORK, NY 10019-6018                            PRINCETON, NJ 08543-9011
                          --------------------------

     Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.


       Calculation of Registration Fee Under the Securities Act of 1933

                                                                            Proposed Maximum    Proposed Maximum      Amount of
                                                          Amount Being       Offering Price        Aggregate        Registration
       Title of Securities Being Registered              Registered(1)        Per Unit(1)      Offering Price(1)       Fee(2)
       ------------------------------------              -------------      ----------------   -----------------    -------------
Common Stock ($.10 par value)...........................   10,264,780            $6.56            $67,336,957          $6,195


(1)      Estimated solely for the purpose of calculating the filing fee.
(2)      Previously paid by wire transfer to the designated lockbox of the Securities and Exchange Commission in Pittsburgh,
         Pennsylvania.



     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

This pre-effective amendment consists of the following:

(1) Facing Sheet of the Registration Statement.
(2) Part C of the Registration Statement (including signature page).

     The Proxy Statement and Prospectus are incorporated by reference from the initial Registration Statement (File No. 333-101393) filed on November 22, 2002.

     The initial Registration Statement inadvertently omitted the conformed signatures for the Board of Directors of the Registrant on the signature page to the Part C. This pre-effective amendment is being filed in order to correct this omission by including a signature page executed by each of the current members of the Registrant's Board of Directors.

                                    PART C

                               OTHER INFORMATION

Item 15.  Indemnification.

         Reference is made to Section 2-418 of the General Corporation Law of the State of Maryland, Article VI of the Registrant's Articles of Incorporation, filed as Exhibit 1 hereto, Article VI of the Registrant's By-Laws, and filed as Exhibit 2 hereto, Article IV of the Investment Advisory Agreement, a form of which is filed as Exhibit 6(a) hereto, which provide for indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be provided to directors, officers and controlling persons of the Registrant and Merrill Lynch, pursuant to the foregoing provisions or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

         Reference is made to Section 6 of the Purchase Agreement relating to the Registrant's common stock, a form of which is filed as Exhibit 7(a) hereto, for provisions relating to the indemnification of the underwriter.


Item 16.  Exhibits.

1         --   Articles of Incorporation of the Registrant, filed on April 15, 1993.
2         --   By-Laws of the Registrant.
3         --   Not Applicable.
4         --   Form of Agreement and Plan of  Reorganization  between the Registrant and Corporate High Yield
               Fund II, Inc.(included in Exhibit II to the Joint Proxy Statement and Prospectus contained in this Registration Statement).
5    (a)  --   Copies of instruments defining the rights of stockholders, including the relevant portions of the Articles of Incorporation and the By-Laws of the Registrant.(a)
     (b)  --   Form of specimen certificate for the common stock of the Registrant.(b)
6    (a)  --   Form of Investment Advisory Agreement between Registrant and Fund Asset Management, L.P. ("FAM") or
               the Investment Adviser.
     (b)  --   Form of Sub-Advisory Agreement between FAM and Merrill Lynch Asset Management U.K. Limited ("MLAM U.K.").
7    (a)  --   Form of Purchase Agreement between the Registrant and Merrill Lynch, Pierce, Fenner & Smith Incorporated
               "Merrill Lynch").(b)
     (b)  --   Form of Merrill Lynch Standard Dealer Agreement.(b)
8         --   Not applicable.
9         --   Custodian Agreement between the Registrant and JPMorgan Chase Bank ("JPMorgan").(c)
10        --   Not applicable.
11        --   Opinion of Sidley Austin Brown & Wood LLP, counsel for the Registrant.(b)
12        --   Tax Opinion of Sidley Austin Brown & Wood LLP, tax counsel for the Registrant.(b)
13        --   Form of Registrar, Transfer Agency and Service Agreement between the Registrant and EquiServe.(b)
14   (a)  --   Consent of ____________________________________, independent auditors for the Registrant.(b)
     (b)  --   Consent of ____________________________________, independent auditors for Corporate High Yield Fund II, Inc.(b)
15        --   Not applicable.
16        --   Not applicable.
17        --   Not applicable.

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

------------------

(a)  Reference is made to Article V, Article VI (sections 2, 3, 4, 5 and 6),
     Article VII, Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit 1(a) hereto, and to Article II, Article III (sections 1, 2, 3, 5 and 17),
     Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant's By-Laws filed as Exhibit 2 hereto.

(b)  To be filed by amendment to this Registration Statement.

(c) Incorporated by reference to Exhibit 7 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Mercury Global Holdings, Inc. (File No. 2-9834), filed on March 28, 2002.


Item 17.  Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant undertakes to file, by post-effective amendment, an opinion of counsel as to certain tax matters within a reasonable time after receipt of such opinion.

                                  SIGNATURES



     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 2nd day of December, 2002.


                                    CORPORATE HIGH YIELD FUND, INC.
                                              (Registrant)

                                    By:          /S/ TERRY K. GLENN
                                       ----------------------------------------
                                       (Terry K. Glenn, President and Director)

     Each person whose signature appears below hereby authorizes Terry K. Glenn, Donald C. Burke and David W. Clayton or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including post-effective amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



                 Signatures                                       Title                                Date
                 ----------                                       -----                                ----
             /S/ TERRY K. GLENN                      President (Principal Executive               December 2, 2002
        ------------------------------                      Officer) and Director
              (Terry K. Glenn)

            /S/ DONALD C. BURKE                       Vice President and Treasurer                December 2, 2002
        ------------------------------                  (Principal Financial and
              (Donald C. Burke)                            Accounting Officer)

            /S/ JAMES H. BODURTHA                               Director                          December 2, 2002
        ------------------------------
             (James H. Bodurtha)

               /S/ JOE GRILLS                                   Director                          December 2, 2002
        ------------------------------
                 (Joe Grills)

            /S/ HERBERT I. LONDON                               Director                          December 2, 2002
        ------------------------------
             (Herbert I. London)

             /S/ ANDRE F. PEROLD                                Director                          December 2, 2002
        ------------------------------
               (Andre F. Perold)

           /S/ ROBERTA COOPER RAMO                              Director                          December 2, 2002
        ------------------------------
           (Roberta Cooper Ramo)

           /S/ ROBERT S. SALOMON, JR.                           Director                          December 2, 2002
        ------------------------------
          (Robert S. Salomon, Jr.)

           /S/ MELVIN R. SEIDEN                                 Director                          December 2, 2002
        ------------------------------
             (Melvin R. Seiden)

           /S/ STEPHEN B. SWENSRUD                              Director                          December 2, 2002
        ------------------------------
           (Stephen B. Swensrud)




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